DISCONTINUED OPERATIONS - Other Comprehensive Income Statement (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 16, 2024	Mar. 31, 2024	Mar. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Foreign currency exchange differences on translation of foreign operations		$ (4.7)	$ 325.3
Reclassification to income of gains on foreign currency exchange differences		(1.6)	(6.4)
Other comprehensive (loss) income from discontinued operations		(7.0)	5.8
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Foreign currency exchange differences on translation of foreign operations		0.9	5.8
Reclassification to income of gains on foreign currency exchange differences	$ (2.5)	(2.5)	0.0
Income taxes		$ 5.4	$ 0.0